Interest rate risk (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Assets, liabilities and shareholders' equity and off-balance sheet instruments on the date of the earlier of contractual maturity, expected maturity or repricing date

December 31, 2017	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	1,446	—	—	—	—	89	1,535
Securities purchased under agreement to resell	179	—	—	—	—	—	179
Short-term investments	163	87	—	—	—	—	250
Investments	1,464	62	15	390	2,768	7	4,706
Loans	3,457	44	34	194	44	4	3,777
Other assets	—	—	—	—	—	332	332
Total assets	6,709	193	49	584	2,812	432	10,779

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	823	823
Demand deposits	5,342	—	—	—	—	2,480	7,822
Term deposits	1,340	132	183	59	—	—	1,714
Other liabilities	—	—	—	—	—	303	303
Long-term debt	92	25	—	—	—	—	117
Total liabilities and shareholders' equity	6,774	157	183	59	—	3,606	10,779

Interest rate sensitivity gap	(65)	36	(134)	525	2,812	(3,174)	—
Cumulative interest rate sensitivity gap	(65)	(29)	(163)	362	3,174	—	—

December 31, 2016	Earlier of contractual maturity or repricing date
(in $ millions)	Within 3 months	3 to 6 months	6 to 12 months	1 to 5 years	After 5 years	Non-interest bearing funds	Total
Assets
Cash due from banks	1,991	—	—	—	—	111	2,102
Securities purchased under agreement to resell	149	—	—	—	—	—	149
Short-term investments	135	385	—	—	—	—	520
Investments	1,343	15	81	665	2,290	6	4,400
Loans	3,339	53	57	81	38	2	3,570
Other assets	—	—	—	—	—	363	363
Total assets	6,957	453	138	746	2,328	482	11,104

Liabilities and shareholders' equity
Shareholders’ equity	—	—	—	—	—	711	711
Demand deposits	5,805	—	—	—	—	2,385	8,190
Term deposits	1,515	166	92	71	—	—	1,844
Other liabilities	—	—	—	—	—	242	242
Long-term debt	92	—	—	25	—	—	117
Total liabilities and shareholders' equity	7,412	166	92	96	—	3,338	11,104

Interest rate sensitivity gap	(455)	287	46	650	2,328	(2,856)	—
Cumulative interest rate sensitivity gap	(455)	(168)	(122)	528	2,856	—	—